Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.4%
		Basic Materials: 6.4%
1,625,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$ 1,711,970	0.2
1,350,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	1,419,241	0.1
2,300,000	(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	2,284,659	0.2
1,775,000	(2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,910,344	0.2
2,025,000	(2)	Constellium SE, 5.625%, 06/15/2028	2,179,416	0.2
2,050,000	(2)	Element Solutions, Inc., 3.875%, 09/01/2028	2,094,618	0.2
2,700,000	(2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	2,945,565	0.3
1,590,000	(2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	1,703,152	0.2
4,080,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	4,263,600	0.5
350,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	375,375	0.0
950,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,034,313	0.1
965,000		Freeport-McMoRan, Inc., 4.625%, 08/01/2030	1,057,992	0.1
2,100,000	(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	2,110,500	0.2
2,200,000	(2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	2,457,444	0.3
2,200,000	(2)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	2,231,856	0.2
2,450,000	(2),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	2,503,288	0.3
2,253,000	(2)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	2,508,862	0.3
2,375,000	(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	2,429,744	0.3
500,000	(2)	Novelis Corp., 4.750%, 01/30/2030	525,625	0.1
3,175,000	(2)	Novelis Corp., 5.875%, 09/30/2026	3,306,777	0.3
1,576,000	(2)	OCI NV, 4.625%, 10/15/2025	1,648,646	0.2
650,000	(2)	OCI NV, 5.250%, 11/01/2024	671,489	0.1
1,350,000		Olin Corp., 5.125%, 09/15/2027	1,406,700	0.1
2,425,000		Olin Corp., 5.000%, 02/01/2030	2,593,040	0.3
2,725,000	(2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,894,468	0.3
2,375,000	(1),(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	2,478,906	0.3
2,640,000	(2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	2,710,831	0.3
2,325,000	(2)	Tronox, Inc., 4.625%, 03/15/2029	2,351,133	0.2
2,625,000	(2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	2,588,736	0.3
			60,398,290	6.4

		Communications: 15.1%
1,900,000	(2)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,899,933	0.2
2,450,000	(2)	Altice France Holding SA, 6.000%, 02/15/2028	2,443,091	0.3
3,375,000	(2)	Altice France Holding SA, 10.500%, 05/15/2027	3,754,738	0.4
2,075,000	(2)	Altice France SA/France, 5.125%, 01/15/2029	2,089,546	0.2
2,125,000	(2)	Altice France SA/France, 8.125%, 02/01/2027	2,317,844	0.2
2,550,000	(2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	2,581,875	0.3
4,125,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	4,288,824	0.5
3,825,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	4,016,824	0.4
2,325,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	2,441,250	0.3
1,425,000	(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	1,477,136	0.2
1,325,000	(1),(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	1,389,667	0.1
275,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	281,875	0.0
3,032,000	(2)	CommScope Technologies LLC, 6.000%, 06/15/2025	3,100,220	0.3
1,685,000	(2)	CommScope, Inc., 7.125%, 07/01/2028	1,828,410	0.2
3,425,000	(2)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	3,626,253	0.4
2,900,000	(2)	CSC Holdings LLC, 4.625%, 12/01/2030	2,848,844	0.3
1,875,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,034,288	0.2
1,870,000	(2)	CSC Holdings LLC, 5.750%, 01/15/2030	1,944,800	0.2
1,025,000	(2)	CSC Holdings LLC, 7.500%, 04/01/2028	1,127,977	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,850,000	(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	$ 1,200,280	0.1
1,100,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	541,750	0.1
1,750,000	(2)	DISH DBS Corp., 5.125%, 06/01/2029	1,730,190	0.2
1,750,000		DISH DBS Corp., 5.875%, 11/15/2024	1,881,250	0.2
3,025,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	3,259,074	0.3
2,500,000		Embarq Corp., 7.995%, 06/01/2036	2,837,250	0.3
535,000	(2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	553,768	0.1
2,425,000	(2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	2,583,280	0.3
2,225,000	(2)	GCI LLC, 4.750%, 10/15/2028	2,281,737	0.2
2,625,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	2,951,721	0.3
875,000	(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	916,475	0.1
3,375,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	3,619,721	0.4
1,800,000	(2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,874,214	0.2
1,100,000	(2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	1,140,601	0.1
2,900,000	(2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	3,133,290	0.3
1,955,000	(2)	LogMeIn, Inc., 5.500%, 09/01/2027	2,027,433	0.2
875,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	951,366	0.1
2,350,000	(2)	MDC Partners, Inc., 7.500%, 05/01/2024	2,382,312	0.3
2,548,000		Meredith Corp., 6.875%, 02/01/2026	2,653,245	0.3
1,900,000	(2)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	2,001,593	0.2
2,150,000	(2)	National CineMedia LLC, 5.875%, 04/15/2028	2,115,514	0.2
650,000	(2)	Netflix, Inc., 4.875%, 06/15/2030	774,917	0.1
2,775,000		Netflix, Inc., 5.875%, 11/15/2028	3,409,684	0.4
3,325,000	(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	3,497,917	0.4
400,000	(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	397,404	0.0
500,000	(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	499,048	0.1
2,500,000	(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	2,591,925	0.3
2,675,000	(2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	2,631,531	0.3
2,225,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,336,528	0.2
2,350,000	(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	2,381,161	0.2
5,495,000		Sprint Corp., 7.125%, 06/15/2024	6,346,725	0.7
1,600,000		Sprint Corp., 7.625%, 03/01/2026	1,956,208	0.2
885,000	(2)	Summer BC Bidco B LLC, 5.500%, 10/31/2026	900,877	0.1
355,000		TEGNA, Inc., 4.625%, 03/15/2028	368,756	0.0
850,000	(2)	TEGNA, Inc., 4.750%, 03/15/2026	906,313	0.1
2,400,000		TEGNA, Inc., 5.000%, 09/15/2029	2,518,056	0.3
1,550,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,790,250	0.2
1,775,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	2,123,308	0.2
875,000	(2)	Univision Communications, Inc., 4.500%, 05/01/2029	883,584	0.1
4,060,000	(2)	Univision Communications, Inc., 6.625%, 06/01/2027	4,404,288	0.5
2,325,000	(2)	Urban One, Inc., 7.375%, 02/01/2028	2,513,941	0.3
1,575,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,805,635	0.2
2,250,000	(2)	ViaSat, Inc., 5.625%, 09/15/2025	2,300,119	0.2
400,000	(2)	ViaSat, Inc., 5.625%, 04/15/2027	418,664	0.0
1,160,000	(2)	ViaSat, Inc., 6.500%, 07/15/2028	1,238,694	0.1
875,000	(2)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	941,719	0.1
2,600,000	(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,661,373	0.3
1,800,000	(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,831,500	0.2
			142,559,584	15.1

		Consumer, Cyclical: 22.8%
2,100,000	(2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,034,375	0.2
2,475,000	(2)	Academy Ltd., 6.000%, 11/15/2027	2,654,029	0.3
2,675,000	(2)	Adams Homes, Inc., 7.500%, 02/15/2025	2,803,734	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
3,125,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	$ 3,220,250	0.3
665,000	(2)	Adient US LLC, 9.000%, 04/15/2025	734,147	0.1
3,325,000	(2)	Affinity Gaming, 6.875%, 12/15/2027	3,540,610	0.4
2,625,000	(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,879,625	0.3
320,000	(2)	Ambience Merger Sub, Inc., 4.875%, 07/15/2028	321,600	0.0
640,000	(2)	Ambience Merger Sub, Inc., 7.125%, 07/15/2029	648,000	0.1
904,823		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	921,774	0.1
931,071		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	918,331	0.1
3,500,000	(1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	3,229,327	0.3
1,285,000	(2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	1,362,100	0.1
1,425,000	(2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	1,542,562	0.2
2,225,000	(1)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	2,433,238	0.3
1,375,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,415,562	0.1
1,155,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	1,208,996	0.1
1,500,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	1,603,792	0.2
1,000,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,039,895	0.1
525,000	(2),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	538,842	0.1
1,525,000	(2)	Boyd Gaming Corp., 4.750%, 06/15/2031	1,584,094	0.2
2,075,000	(2)	Boyd Gaming Corp., 8.625%, 06/01/2025	2,290,011	0.2
1,520,000	(2)	Boyne USA, Inc., 4.750%, 05/15/2029	1,572,615	0.2
2,325,000	(2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	2,467,406	0.3
3,275,000	(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	3,320,031	0.4
3,475,000	(2)	Carnival Corp., 5.750%, 03/01/2027	3,644,406	0.4
2,475,000	(2)	Carnival Corp., 7.625%, 03/01/2026	2,691,562	0.3
1,150,000	(2)	Carnival Corp., 9.875%, 08/01/2027	1,344,080	0.1
2,525,000	(2)	CCM Merger, Inc., 6.375%, 05/01/2026	2,661,375	0.3
1,925,000		Century Communities, Inc., 5.875%, 07/15/2025	1,993,357	0.2
1,960,000	(2)	Cinemark USA, Inc., 5.875%, 03/15/2026	2,057,265	0.2
2,325,000	(2)	Cinemark USA, Inc., 8.750%, 05/01/2025	2,550,525	0.3
515,000	(2),(3)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	527,293	0.1
2,925,000	(2)	Core & Main L.P., 6.125%, 08/15/2025	2,993,825	0.3
1,175,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,307,265	0.1
455,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	534,227	0.1
450,000		Everi Holdings, Inc., 5.000%, 07/15/2029	450,000	0.0
2,275,000		Ford Motor Co., 9.000%, 04/22/2025	2,807,680	0.3
2,100,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	2,143,323	0.2
2,550,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,708,489	0.3
2,875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	3,134,756	0.3
2,300,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	2,577,932	0.3
3,000,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	3,289,350	0.3
1,795,000	(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,913,946	0.2
1,725,000	(2)	IAA, Inc., 5.500%, 06/15/2027	1,814,217	0.2
1,975,000	(2)	Installed Building Products, Inc., 5.750%, 02/01/2028	2,086,212	0.2
2,550,000	(2)	Interface, Inc., 5.500%, 12/01/2028	2,672,400	0.3
1,375,000	(2)	IRB Holding Corp., 6.750%, 02/15/2026	1,425,875	0.2
3,475,000		L Brands, Inc., 6.750%, 07/01/2036	4,359,387	0.5
535,000	(2)	L Brands, Inc., 9.375%, 07/01/2025	692,924	0.1
2,400,000	(2)	LBM Acquisition LLC, 6.250%, 01/15/2029	2,421,480	0.3
2,300,000	(2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	2,360,375	0.2
985,000	(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,036,757	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,075,000		M/I Homes, Inc., 4.950%, 02/01/2028	$ 2,169,672	0.2
775,000		M/I Homes, Inc., 5.625%, 08/01/2025	801,075	0.1
1,025,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	969,276	0.1
1,475,000		Mattel, Inc., 5.450%, 11/01/2041	1,705,299	0.2
1,750,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,961,225	0.2
2,675,000	(2)	Meritor, Inc., 4.500%, 12/15/2028	2,717,131	0.3
600,000		MGM Resorts International, 5.500%, 04/15/2027	660,270	0.1
675,000		MGM Resorts International, 6.000%, 03/15/2023	723,381	0.1
2,375,000	(2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	2,380,937	0.3
1,550,000	(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	1,708,487	0.2
2,650,000	(2)	Motion Bondco DAC, 6.625%, 11/15/2027	2,693,619	0.3
1,925,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	2,027,959	0.2
450,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	476,262	0.1
1,375,000	(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	1,376,719	0.1
2,600,000	(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,704,000	0.3
3,600,000	(2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	3,973,500	0.4
1,965,000	(2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,081,426	0.2
2,825,000	(2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	2,934,045	0.3
1,150,000	(2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	1,205,832	0.1
655,000	(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	719,698	0.1
2,275,000	(2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	2,624,918	0.3
2,300,000	(2)	Scientific Games International, Inc., 7.000%, 05/15/2028	2,516,660	0.3
1,000,000	(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,073,730	0.1
950,000	(2)	Scientific Games International, Inc., 8.625%, 07/01/2025	1,041,437	0.1
3,400,000	(2)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	3,650,801	0.4
2,275,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	2,344,968	0.2
2,250,000	(2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	2,330,843	0.2
2,800,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	2,933,728	0.3
3,265,000	(2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	3,428,250	0.4
2,000,000	(2)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	2,025,240	0.2
2,275,000	(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	2,346,503	0.2
3,900,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	3,976,343	0.4
775,000	(2)	Station Casinos LLC, 4.500%, 02/15/2028	789,760	0.1
1,149,000	(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,169,671	0.1
2,425,000	(2)	STL Holding Co. LLC, 7.500%, 02/15/2026	2,546,250	0.3
2,000,000	(1)	Tenneco, Inc., 5.000%, 07/15/2026	1,991,900	0.2
850,000	(2)	Tenneco, Inc., 7.875%, 01/15/2029	962,340	0.1
1,975,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	2,180,222	0.2
1,285,913		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	1,365,668	0.1
1,850,000	(1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,921,947	0.2
800,000	(2)	United Airlines, Inc., 4.375%, 04/15/2026	829,144	0.1
530,000	(2)	United Airlines, Inc., 4.625%, 04/15/2029	549,213	0.1
2,650,000	(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	2,794,452	0.3
3,016,619		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	3,157,411	0.3
2,670,000		Victoria's Secret & Co., 4.625%, 07/15/2029	2,670,000	0.3
3,200,000	(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	3,166,240	0.3
1,055,000	(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,243,254	0.1
450,000	(2)	VOC Escrow Ltd., 5.000%, 02/15/2028	455,850	0.0
2,350,000	(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	2,381,173	0.3
2,300,000	(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	2,464,761	0.3
1,025,000	(2),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	1,064,165	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,075,000	(2)	William Carter Co/The, 5.625%, 03/15/2027	$ 2,189,208	0.2
1,190,000	(2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	1,231,293	0.1
2,450,000	(2)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	2,521,111	0.3
500,000	(2)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	533,743	0.1
1,800,000	(2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,874,250	0.2
			214,821,489	22.8

		Consumer, Non-cyclical: 16.0%
2,850,000	(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	3,048,203	0.3
350,000	(2)	ACCO Brands Corp., 4.250%, 03/15/2029	346,990	0.0
1,900,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,881,000	0.2
925,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	987,696	0.1
2,250,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,427,165	0.3
1,100,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	1,116,621	0.1
1,000,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,061,480	0.1
2,800,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	3,087,000	0.3
2,325,000	(2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	2,390,518	0.3
700,000	(2)	AMN Healthcare, Inc., 4.000%, 04/15/2029	707,490	0.1
2,450,000	(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,550,940	0.3
2,075,000	(2)	Avantor Funding, Inc., 4.625%, 07/15/2028	2,193,316	0.2
4,275,000	(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	4,657,142	0.5
750,000	(2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	768,562	0.1
4,130,000	(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	3,846,062	0.4
1,950,000	(2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	2,014,272	0.2
1,300,000	(2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,360,417	0.1
3,450,000		Centene Corp., 4.625%, 12/15/2029	3,798,519	0.4
900,000	(2)	Centene Corp., 5.375%, 06/01/2026	941,625	0.1
2,500,000	(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	2,565,625	0.3
820,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	851,365	0.1
2,325,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,423,603	0.3
1,050,000	(2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	1,055,250	0.1
1,525,000	(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,629,943	0.2
2,650,000	(2)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,805,661	0.3
3,375,000	(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	3,541,674	0.4
3,045,000	(2)	CoreLogic, Inc., 4.500%, 05/01/2028	3,022,162	0.3
1,775,000	(2)	CPI CG, Inc., 8.625%, 03/15/2026	1,890,854	0.2
475,000	(2)	DaVita, Inc., 3.750%, 02/15/2031	456,594	0.0
1,065,000	(2)	DaVita, Inc., 4.625%, 06/01/2030	1,096,386	0.1
1,395,000		Encompass Health Corp., 4.625%, 04/01/2031	1,496,416	0.2
829,000	(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	560,114	0.1
542,000	(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	553,526	0.1
2,085,000	(2)	Graham Holdings Co., 5.750%, 06/01/2026	2,174,770	0.2
5,000,000		HCA, Inc., 5.375%, 02/01/2025	5,646,250	0.6
1,125,000		HCA, Inc., 5.625%, 09/01/2028	1,334,531	0.1
1,725,000	(2)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,791,266	0.2
685,000	(2)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	720,620	0.1
2,080,000	(2)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	2,258,714	0.2
1,700,000	(2)	Jazz Securities DAC, 4.375%, 01/15/2029	1,764,685	0.2
3,225,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	3,547,500	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,600,000	(2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.750%, 12/01/2031	$ 1,639,200	0.2
1,825,000	(2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	2,043,453	0.2
2,205,000	(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	2,414,817	0.3
1,150,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,305,290	0.1
3,440,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	4,230,107	0.4
1,200,000		Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,560,820	0.2
1,875,000	(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,900,313	0.2
900,000	(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	878,774	0.1
1,500,000	(2)	Molina Healthcare, Inc., 4.375%, 06/15/2028	1,566,750	0.2
2,150,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	2,163,405	0.2
2,150,000	(2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	2,246,750	0.2
1,450,000		New Albertsons L.P., 7.450%, 08/01/2029	1,690,787	0.2
400,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	401,500	0.0
2,075,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	2,263,770	0.2
2,300,000	(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	2,372,335	0.3
1,853,000	(2)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,896,851	0.2
1,250,000	(2)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	1,296,875	0.1
2,375,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	2,532,463	0.3
1,175,000	(2)	Post Holdings, Inc., 4.625%, 04/15/2030	1,196,244	0.1
2,850,000	(2)	Post Holdings, Inc., 5.625%, 01/15/2028	3,029,664	0.3
2,375,000	(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	2,377,969	0.3
3,275,000	(2)	Select Medical Corp., 6.250%, 08/15/2026	3,495,440	0.4
2,350,000	(2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	2,373,430	0.3
1,150,000	(2)	Spectrum Brands, Inc., 5.500%, 07/15/2030	1,243,553	0.1
525,000	(2)	Square, Inc., 2.750%, 06/01/2026	534,844	0.1
1,410,000	(2)	Square, Inc., 3.500%, 06/01/2031	1,424,100	0.1
1,375,000	(2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	1,393,906	0.1
2,900,000	(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	3,098,621	0.3
3,500,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	3,823,750	0.4
2,965,000	(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	2,976,460	0.3
2,525,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	2,722,430	0.3
1,650,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,751,888	0.2
450,000		United Rentals North America, Inc., 5.250%, 01/15/2030	493,524	0.1
1,950,000	(2)	Vizient, Inc., 6.250%, 05/15/2027	2,069,067	0.2
			150,781,677	16.0

		Energy: 14.8%
3,500,000	(2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	3,793,912	0.4
1,475,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	1,539,539	0.2
2,075,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	2,164,318	0.2
2,175,000	(2)	Antero Resources Corp., 5.375%, 03/01/2030	2,222,589	0.2
515,000	(2)	Antero Resources Corp., 7.625%, 02/01/2029	572,319	0.1
2,550,000		Apache Corp., 4.375%, 10/15/2028	2,718,019	0.3
2,150,000		Apache Corp., 5.100%, 09/01/2040	2,254,812	0.2
1,475,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,542,717	0.2
950,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,011,474	0.1
1,900,000	(2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,938,095	0.2
2,175,000	(2)	Baytex Energy Corp., 5.625%, 06/01/2024	2,197,381	0.2
1,600,000	(2)	Baytex Energy Corp., 8.750%, 04/01/2027	1,614,160	0.2
2,400,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	2,516,904	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,050,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	$ 1,139,250	0.1
1,250,000	(2)	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	1,307,812	0.1
600,000	(2)	CNX Resources Corp., 6.000%, 01/15/2029	649,569	0.1
2,850,000	(2)	CNX Resources Corp., 7.250%, 03/14/2027	3,057,964	0.3
1,000,000		Continental Resources, Inc., 4.900%, 06/01/2044	1,133,780	0.1
625,000	(2)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	749,219	0.1
2,700,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	2,831,625	0.3
1,300,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	1,438,372	0.2
955,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	1,064,777	0.1
200,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	220,956	0.0
2,225,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	2,537,190	0.3
1,950,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,011,084	0.2
1,075,000	(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,135,587	0.1
1,100,000	(2)	DT Midstream, Inc., 4.125%, 06/15/2029	1,118,238	0.1
1,600,000	(2)	DT Midstream, Inc., 4.375%, 06/15/2031	1,636,864	0.2
2,200,000	(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	2,246,750	0.2
4,025,000		EnLink Midstream LLC, 5.375%, 06/01/2029	4,205,863	0.5
2,650,000	(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,774,550	0.3
975,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	1,055,515	0.1
1,200,000	(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,307,790	0.1
275,000	(2)	EQT Corp., 3.125%, 05/15/2026	282,179	0.0
275,000	(2)	EQT Corp., 3.625%, 05/15/2031	287,391	0.0
500,000	(1)	EQT Corp., 5.000%, 01/15/2029	558,175	0.1
1,475,000	(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	1,549,141	0.2
1,803,000	(2)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,882,783	0.2
1,000,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	1,043,905	0.1
1,550,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	1,644,938	0.2
2,800,000	(2)	Independence Energy Finance LLC, 7.250%, 05/01/2026	2,948,960	0.3
2,200,000	(2)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	2,301,838	0.2
1,300,000		Laredo Petroleum, Inc., 9.500%, 01/15/2025	1,371,448	0.2
985,000		Laredo Petroleum, Inc., 10.125%, 01/15/2028	1,084,485	0.1
3,175,000	(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	2,956,735	0.3
1,550,000		Murphy Oil Corp., 5.875%, 12/01/2027	1,619,944	0.2
1,775,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,873,868	0.2
1,800,000	(2)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,731,600	0.2
1,115,000		Nabors Industries, Inc., 5.100%, 09/15/2023	1,083,919	0.1
2,275,000	(2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	2,375,055	0.3
4,665,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	4,367,816	0.5
3,745,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	4,150,003	0.4
4,975,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	5,976,219	0.6
2,375,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	2,998,806	0.3
3,550,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	4,004,229	0.4
1,300,000		Ovintiv, Inc., 6.500%, 02/01/2038	1,733,527	0.2
1,950,000	(2)	Precision Drilling Corp., 6.875%, 01/15/2029	2,010,938	0.2
3,475,000	(2)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	3,610,699	0.4
2,285,000	(2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	2,285,000	0.2
675,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	688,851	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,200,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	$ 1,258,950	0.1
1,125,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,146,218	0.1
1,650,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,812,228	0.2
3,450,000	(2)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	3,739,334	0.4
2,050,000	(2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	2,063,223	0.2
3,350,000	(2)	Transocean, Inc., 7.500%, 01/15/2026	2,885,204	0.3
2,425,000	(2)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	2,555,344	0.3
1,400,000	(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,462,447	0.2
925,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	988,931	0.1
3,125,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	3,382,266	0.4
			139,425,591	14.8

		Financial: 6.1%
1,825,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,097,301	0.2
2,275,000	(2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	2,346,458	0.2
2,050,000	(2)	AssuredPartners, Inc., 5.625%, 01/15/2029	2,054,100	0.2
2,025,000	(2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	2,072,000	0.2
3,200,000	(2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	3,459,536	0.4
3,000,000	(2)	ESH Hospitality, Inc., 5.250%, 05/01/2025	3,059,550	0.3
950,000	(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	957,951	0.1
1,300,000	(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	1,354,983	0.1
2,500,000	(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,617,662	0.3
1,045,000	(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,046,306	0.1
1,050,000	(2)	LPL Holdings, Inc., 4.000%, 03/15/2029	1,057,597	0.1
2,075,000	(2)	LPL Holdings, Inc., 4.625%, 11/15/2027	2,156,330	0.2
1,775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,924,459	0.2
500,000	(2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	502,555	0.0
2,300,000	(2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	2,409,917	0.2
570,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	576,410	0.1
2,350,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	2,494,149	0.3
2,450,000	(2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	2,442,650	0.3
2,600,000		Navient Corp., 4.875%, 03/15/2028	2,616,250	0.3
1,625,000		Navient Corp., 5.000%, 03/15/2027	1,684,719	0.2
900,000		Navient Corp., 7.250%, 09/25/2023	995,854	0.1
700,000		OneMain Finance Corp., 4.000%, 09/15/2030	694,750	0.1
3,525,000		OneMain Finance Corp., 5.375%, 11/15/2029	3,841,334	0.4
2,850,000	(2)	Quicken Loans LLC, 5.250%, 01/15/2028	2,996,062	0.3
2,825,000	(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	2,957,182	0.3
2,500,000		SBA Communications Corp., 3.875%, 02/15/2027	2,573,438	0.3
1,825,000	(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	1,888,875	0.2
1,525,000	(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	1,530,940	0.2
1,485,000	(2)	XHR L.P., 4.875%, 06/01/2029	1,535,119	0.2
			57,944,437	6.1

		Industrial: 8.7%
3,725,000	(2),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	3,918,998	0.4
850,000	(2)	Bombardier, Inc., 6.000%, 10/15/2022	852,801	0.1
2,325,000	(2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	2,453,456	0.3
1,775,000	(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,868,826	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
3,150,000	(2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	$ 3,222,576	0.3
3,425,000	(2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,604,812	0.4
2,000,000	(2)	Clark Equipment Co., 5.875%, 06/01/2025	2,117,500	0.2
700,000	(2)	Clean Harbors, Inc., 4.875%, 07/15/2027	735,402	0.1
800,000	(2)	Clean Harbors, Inc., 5.125%, 07/15/2029	872,840	0.1
3,000,000	(2)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	3,117,300	0.3
2,175,000	(2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	2,267,437	0.2
2,150,000	(1),(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	2,127,049	0.2
1,510,000	(2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	1,568,966	0.2
2,375,000	(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	2,445,526	0.3
2,125,000	(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	2,295,659	0.2
2,325,000	(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	2,601,361	0.3
2,925,000	(2)	Imola Merger Corp., 4.750%, 05/15/2029	3,012,750	0.3
1,025,000	(2),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	1,055,519	0.1
2,875,000	(2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	2,997,633	0.3
2,225,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	2,304,021	0.2
1,500,000	(2)	Madison IAQ LLC, 5.875%, 06/30/2029	1,528,125	0.2
2,850,000	(2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	3,204,113	0.3
2,550,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	2,603,703	0.3
2,965,000	(2)	PGT Innovations, Inc., 6.750%, 08/01/2026	3,138,037	0.3
3,300,000	(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	3,385,553	0.4
2,400,000	(2)	Rolls-Royce PLC, 5.750%, 10/15/2027	2,646,672	0.3
2,225,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	2,311,975	0.2
1,455,000	(2)	SSL Robotics LLC, 9.750%, 12/31/2023	1,607,484	0.2
2,415,000	(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,598,443	0.3
1,800,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,914,912	0.2
1,875,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,991,531	0.2
1,525,000	(2)	TransDigm, Inc., 4.625%, 01/15/2029	1,530,017	0.2
1,640,000		TransDigm, Inc., 5.500%, 11/15/2027	1,711,750	0.2
2,275,000		TransDigm, Inc., 6.375%, 06/15/2026	2,359,676	0.3
1,925,000	(2)	Vertical Holdco GmbH, 7.625%, 07/15/2028	2,092,841	0.2
2,175,000	(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	2,258,651	0.2
			82,323,915	8.7

		REITs - Hotels: 0.8%
690,000	(2)	Iron Mountain, Inc., 5.000%, 07/15/2028	718,394	0.1
880,000	(2)	Iron Mountain, Inc., 5.250%, 07/15/2030	932,725	0.1
920,000	(2)	Iron Mountain, Inc., 5.625%, 07/15/2032	988,144	0.1
1,285,000	(2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	1,375,425	0.1
2,630,000		Service Properties Trust, 4.375%, 02/15/2030	2,508,889	0.3
535,000		Service Properties Trust, 7.500%, 09/15/2025	606,191	0.1
			7,129,768	0.8

		Technology: 4.4%
2,750,000	(2)	Ascend Learning LLC, 6.875%, 08/01/2025	2,799,032	0.3
2,375,000	(2)	Austin BidCo, Inc., 7.125%, 12/15/2028	2,438,436	0.3
1,625,000	(2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,661,619	0.2
550,000	(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	563,063	0.1
805,000	(2)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	844,847	0.1
2,000,000	(2)	BY Crown Parent LLC, 7.375%, 10/15/2024	2,040,040	0.2
2,300,000	(2)	Castle US Holding Corp., 9.500%, 02/15/2028	2,407,985	0.3
1,015,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	1,029,667	0.1
1,025,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	1,072,560	0.1
1,675,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,869,267	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,175,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	$ 2,259,825	0.2
3,090,000		Microchip Technology, Inc., 4.250%, 09/01/2025	3,245,010	0.3
2,300,000	(2)	NCR Corp., 5.125%, 04/15/2029	2,374,750	0.3
375,000	(2)	Open Text Corp., 3.875%, 02/15/2028	380,925	0.0
1,150,000	(2)	Open Text Corp., 5.875%, 06/01/2026	1,192,815	0.1
2,150,000	(2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	2,195,258	0.2
2,525,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	2,591,281	0.3
3,000,000	(2)	Rocket Software, Inc., 6.500%, 02/15/2029	2,980,980	0.3
1,875,000	(2)	Science Applications International Corp., 4.875%, 04/01/2028	1,973,109	0.2
2,180,000	(2)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,216,798	0.2
875,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	901,596	0.1
2,515,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	2,625,735	0.3
			41,664,598	4.4

		Utilities: 1.3%
2,350,000	(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	2,467,993	0.3
2,300,000	(2)	Drax Finco PLC, 6.625%, 11/01/2025	2,382,214	0.2
2,875,000	(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,879,169	0.3
385,000	(2)	NRG Energy, Inc., 3.375%, 02/15/2029	378,074	0.0
1,825,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,891,558	0.2
800,000	(2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	827,324	0.1
1,475,000	(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,532,156	0.2
			12,358,488	1.3

	Total Corporate Bonds/Notes
	(Cost $855,369,104)		909,407,837	96.4

BANK LOANS: 0.3%
		Consumer, Cyclical: 0.2%
2,473,614		Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	2,457,765	0.2

		Health Care: 0.1%
740,487		Bausch Health Companies, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 06/02/2025	738,405	0.1

	Total Bank Loans
	(Cost $3,060,314)		3,196,170	0.3

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	639,375	0.1

	Total Convertible Bonds/Notes
	(Cost $619,800)		639,375	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Staples: 0.2%
120,298	(5),(6)	Southeastern Grocers, Inc.	2,195,439	0.2

	Total Common Stock
	(Cost $848,084)		2,195,439	0.2

	Total Long-Term Investments
	(Cost $859,897,302)		915,438,821	97.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
		Commercial Paper: 0.9%
5,000,000		American Electric Power Co., 0.160%, 08/10/2021	4,999,106	0.5
4,000,000		Entergy Corp., 0.200%, 07/14/2021	3,999,689	0.4

	Total Commercial Paper
	(Cost $8,998,658)		8,998,795	0.9

		Repurchase Agreements: 2.9%
1,649,249	(7)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/21, 0.08%, due 07/01/21 (Repurchase Amount $1,649,253, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,682,234, due 01/01/25-04/01/51)	1,649,249	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,785,000	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $6,785,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-9.000%, Market Value plus accrued interest $6,920,700, due 07/25/21-05/20/71)	$ 6,785,000	0.7
4,655,842	(7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $4,655,853, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $4,748,971, due 07/01/21-11/15/50)	4,655,842	0.5
1,309,727	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/21, 0.04%, due 07/01/21 (Repurchase Amount $1,309,728, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,335,922, due 07/07/21-11/01/49)	1,309,727	0.1
3,091,361	(7)	JVB Financial Group LLC, Repurchase Agreement dated 06/30/21, 0.09%, due 07/01/21 (Repurchase Amount $3,091,369, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,153,188, due 08/01/21-06/01/51)	3,091,361	0.3
3,927,567	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $3,927,573, collateralized by various U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $4,006,125, due 05/01/24-04/20/71)	3,927,567	0.4
3,307,737	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $3,307,742, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,373,892, due 08/01/21-04/15/62)	3,307,737	0.4
2,545,112	(7)	Stonex Financial Inc., Repurchase Agreement dated 06/30/21, 0.10%, due 07/01/21 (Repurchase Amount $2,545,119, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.320%-9.000%, Market Value plus accrued interest $2,596,014, due 12/01/21-05/20/71)	2,545,112	0.3

	Total Repurchase Agreements
	(Cost $27,271,595)		27,271,595	2.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
18,102,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	18,102,000	1.9
650,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	650,000	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
630,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	$ 630,000	0.1
	Total Mutual Funds
	(Cost $19,382,000)		19,382,000	2.1

	Total Short-Term Investments
	(Cost $55,652,253)		55,652,390	5.9

	Total Investments in Securities (Cost $915,549,555)		$ 971,091,211	102.9
	Liabilities in Excess of Other Assets		(27,692,192)	(2.9)
	Net Assets		$ 943,399,019	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$2,195,439	$2,195,439
Total Common Stock	–	–	2,195,439	2,195,439
Corporate Bonds/Notes	–	909,407,837	–	909,407,837
Convertible Bonds/Notes	–	639,375	–	639,375
Bank Loans	–	3,196,170	–	3,196,170
Short-Term Investments	19,382,000	36,270,390	–	55,652,390
Total Investments, at fair value	$19,382,000	$949,513,772	$2,195,439	$971,091,211

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $915,840,011.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$56,727,886
Gross Unrealized Depreciation	(1,476,686)
Net Unrealized Appreciation	$55,251,200